Schedule of Warranty Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Opening provision	$ 1,072	$ 250
Warranty expenses during the year	(665)	(672)
Additional provision during the year	785	1,494
Closing balance	$ 1,192	$ 1,072